Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 97.5%

AUSTRALIA — 1.4%
BHP Group Ltd.	412,118	$11,806,457
Woodside Energy Group Ltd.	116,264	2,316,473
		14,122,930
BRAZIL — 1.8%
B3 SA — Brasil Bolsa Balcao	2,910,000	6,962,556
MercadoLibre, Inc. *	7,217	10,911,815
		17,874,371
CANADA — 1.3%
Shopify, Inc., Class A *	154,195	11,899,228
Stella-Jones, Inc.	14,989	874,188
		12,773,416
CHINA — 4.3%
Alibaba Group Holding Ltd.	666,532	6,027,339
Contemporary Amperex Technology Co., Ltd., Class A	328,100	8,578,211
Li Auto, Inc., Class A *	269,336	4,089,740
PDD Holdings, Inc. ADR *	39,079	4,542,934
Prosus NV *	627,668	19,646,257
		42,884,481
DENMARK — 1.7%
Genmab A/S *	17,568	5,267,390
Novo Nordisk A/S, B Shares	86,687	11,119,637
		16,387,027
FRANCE — 2.3%
Adevinta ASA *	388,977	4,077,335
LVMH Moet Hennessy Louis Vuitton SE	5,478	4,929,086
Pernod Ricard SA	59,876	9,692,976
Sartorius Stedim Biotech *	15,782	4,501,444
		23,200,841
HONG KONG — 1.0%
AIA Group Ltd.	1,404,000	9,444,110

INDIA — 3.3%
HDFC Bank Ltd.	495,818	8,645,887
Reliance Industries Ltd. GDR	341,058	24,351,541
		32,997,428
ISRAEL — 0.6%
Mobileye Global, Inc., Class A *	173,363	5,573,620

ITALY — 3.1%
Ryanair Holdings PLC ADR	209,670	30,525,855

JAPAN — 4.4%
CyberAgent, Inc.	485,100	3,527,960
Hoshizaki Corp.	71,900	2,623,396
Nippon Paint Holdings Co., Ltd.	792,000	5,700,168
Olympus Corp.	715,700	10,304,875
Rakuten Group, Inc. *	466,500	2,647,904
Shiseido Co., Ltd.	190,700	5,232,894
SMC Corp.	15,100	8,518,819

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Sysmex Corp.	282,600	$5,042,968
		43,598,984
MACAU — 0.5%
Sands China Ltd. *	1,766,800	4,984,565

NETHERLANDS — 1.3%
Adyen NV *	3,442	5,814,009
ASM International NV	10,644	6,518,413
		12,332,422
NORWAY — 0.8%
Schibsted ASA, Class A	239,747	7,658,477

RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0

SINGAPORE — 0.5%
Sea Ltd. ADR *	88,603	4,758,867

SOUTH KOREA — 1.5%
Coupang, Inc. *	295,288	5,253,174
Samsung Electronics Co., Ltd.	166,108	9,982,678
		15,235,852
SWEDEN — 1.8%
Atlas Copco AB, B Shares	793,236	11,716,061
Epiroc AB, B Shares	362,402	6,137,256
		17,853,317
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	72,754	11,076,099

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	914,000	21,895,980

UNITED KINGDOM — 0.4%
Bellway PLC	129,993	4,360,715

UNITED STATES — 62.2%
Adobe, Inc. *	9,044	4,563,602
Advanced Drainage Systems, Inc.	65,480	11,278,275
Advanced Micro Devices, Inc. *	34,347	6,199,290
Albemarle Corp.	42,263	5,567,728
Alnylam Pharmaceuticals, Inc. *	53,574	8,006,634
Alphabet, Inc., Class C *	129,286	19,685,086
Amazon.com, Inc. *	203,952	36,788,862
Analog Devices, Inc.	65,953	13,044,844
Arthur J Gallagher & Co.	48,341	12,087,184
Block, Inc. *	149,462	12,641,496
Brunswick Corp.	29,513	2,848,595
CBRE Group, Inc., Class A *	100,368	9,759,784
Certara, Inc. *	199,503	3,567,114
Chewy, Inc., Class A *	280,461	4,462,135
Cloudflare, Inc., Class A *	120,932	11,709,846
Comfort Systems USA, Inc.	24,086	7,652,363
CoStar Group, Inc. *	92,945	8,978,487
CRH PLC	330,644	28,537,889
Datadog, Inc., Class A *	48,765	6,027,354

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
DoorDash, Inc., Class A *	120,120	$16,542,926
Eaton Corp. PLC	30,232	9,452,942
Elevance Health, Inc.	64,025	33,199,523
Entegris, Inc.	61,692	8,670,194
Floor & Decor Holdings, Inc., Class A *	46,984	6,090,066
Markel Group, Inc. *	5,696	8,666,350
Martin Marietta Materials, Inc.	59,277	36,392,521
Mastercard, Inc., Class A	43,705	21,047,017
Meta Platforms, Inc., Class A	80,502	39,090,161
Microsoft Corp.	88,898	37,401,167
Moderna, Inc. *	60,605	6,458,069
Moody’s Corp.	72,056	28,320,170
Neogen Corp. *	275,971	4,354,822
Netflix, Inc. *	12,698	7,711,876
NVIDIA Corp.	19,235	17,379,977
Pool Corp.	11,972	4,830,702
Royalty Pharma PLC, Class A	362,925	11,022,032
S&P Global, Inc.	21,725	9,242,901
Service Corp. International	286,679	21,274,449
SiteOne Landscape Supply, Inc. *	43,165	7,534,451
Spotify Technology SA *	26,307	6,942,417
STAAR Surgical Co. *	41,230	1,578,284
Teradyne, Inc.	93,230	10,519,141
Tesla, Inc. *	31,141	5,474,276
Texas Instruments, Inc.	55,929	9,743,391
Thermo Fisher Scientific, Inc.	12,992	7,551,080
Trade Desk, Inc. (The), Class A *	135,707	11,863,506
Walt Disney Co. (The)	67,214	8,224,305
YETI Holdings, Inc. *	127,774	4,925,688
		614,910,972
TOTAL INVESTMENTS — 97.5%
(cost $564,140,800)		$964,450,329
Other assets less liabilities — 2.5%		24,558,779
NET ASSETS — 100.0%		$989,009,108

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$703,762,673	$260,687,656	$0	$964,450,329
Total	$703,762,673	$260,687,656	$0	$964,450,329

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to March 31, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2024.

See previously submitted notes to the financial statements for the year ended December 31, 2023.